Equity (Details)								1 Months Ended	6 Months Ended			12 Months Ended
		Aug. 31, 2022 USD ($) $ / shares	Jun. 29, 2022 USD ($) $ / shares shares	Feb. 19, 2021 $ / shares shares	Jan. 08, 2021 $ / shares	Mar. 30, 2020 USD ($) shares	Jul. 10, 2018 HKD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) shares		Dec. 31, 2022 USD ($) $ / shares shares	Aug. 23, 2023 $ / shares	Nov. 10, 2022 $ / shares	Nov. 10, 2022 CNY (¥) shares	Aug. 04, 2022 $ / shares shares	May 04, 2022 $ / shares	Dec. 31, 2021 shares	Nov. 09, 2021 $ / shares shares	Sep. 01, 2021 $ / shares shares	May 21, 2021 $ / shares shares	Jan. 04, 2021 shares	Dec. 31, 2020 shares	Apr. 14, 2020 USD ($)	Mar. 26, 2020 USD ($)	Mar. 19, 2020 USD ($)	Feb. 28, 2020 USD ($)	Sep. 27, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Equity (Details) [Line Items]
Ordinary shares issued				336,001		531,005		318,601,222							3,532,841	1,470,475			33,333,334	22,500,000	40,000,000	1,327,514						500,000,000	318,601,222
Share price | (per share)							$ 0.01	$ 0.0001																				$ 0.0001
Authorized share capital (in Dollars)							$ 380,000
Divided share capital							38,000,000	500,000,000
Repurchased ordinary shares								47,035																					47,035
Price per share | (per share)																$ 0.3			$ 0.6	$ 0.3	$ 1								$ 0.01
Unissued shares								0.01
Converted ordinary shares						48,391,607
Unrelated investors (in Dollars) | $						$ 12,000																			$ 6,000	$ 4,000	$ 6,000
Investor failed (in Dollars) | $																								$ 4,000
Common stock issued						3,050,701			1,044,009			1,044,009
Ordinary shares outstanding						3,050,701
Issued and outstanding ordinary shares percentage						1.00%
Additional issued and outstanding ordinary shares percentage									1.00%
Ordinary share par value (in Dollars per share) | $ / shares														$ 0.003		$ 0.0001	$ 0.003		$ 0.0001	$ 0.0001	0.0001
Common Unit, Issuance Value (in Yuan Renminbi) | ¥															¥ 7,120,478
Equity interest percentage															3.30%
Ordinary per share (in Dollars per share) | $ / shares									$ 0.06			$ 0.06	$ 0.06
Common stock outstanding									1,301,629			1,301,629
Warrant outstanding																							12,705,000
Reduced exercise price (in Dollars per share) | $ / shares		$ 0.7			$ 1.4
Warrant description									The Company raised $6,192,286.80 in gross proceeds from the cash exercise of 4,423,062 warrants of the Company as part of the tender offer. In addition, 2,629,812 warrants to purchase ordinary shares of the Company were validly tendered for cashless exercise, resulting in the issuance of 1,364,512 ordinary shares of the Company.The Company offered its existing loyal warrant holders the opportunity to exercise their warrants at $1.40 from the initial warrant exercise price at $11.50. Approximately 55.5% of the Company’s outstanding warrants were exercised in the tender offer.
Net proceeds (in Dollars) | $												$ 5,730,000
Purchase of warrants				336,001
Warrant exercise price (in Dollars per share) | $ / shares				$ 2.5																	1
Reverse Split description									the Company became exercisable for 1/30 ordinary share of the Company, and the exercise price of Company’s outstanding warrants was increased to US$9.00, adjusted from $0.30 prior to the Reverse Split and representing the temporarily reduced price based on the Company’s Tender Offer Statement on Schedule TO, as amended and supplemented, originally filed by the Company with the U.S. Securities and Exchange Commission on December 7, 2020 (the “Tender Offer”). Based on the terms of the Tender Offer, following the date on which the closing price of the Company’s ordinary shares has been equal to or greater than $90.00 per share for at least twenty (20) trading days during the preceding thirty (30) trading day period, the exercise price of the Company’s outstanding warrants would be increased to US$345.00.
Ordinary shares description									the Company offered 22,899,047 ordinary shares, par value US$0.003 per share, consisting of (a) 1,470,475 ordinary shares issuable upon the exercise of pre-funded warrants (the “Pre-Funded Warrants”) and (b) 21,428,572 ordinary shares issuable upon the exercise of investor warrants (the “Investor Warrants”). Each Pre-Funded Warrant is exercisable for $0.001 per ordinary share and may be exercised at any time until all the Pre-Funded Warrants are exercised in full; and each Investor Warrant has an exercise price of $0.70 per share, is exercisable on or after August 8, 2022 and will expire on August 9, 2027.
Outstanding warrants (in Dollars) | $		$ 345
Ordinary shares [Member]
Equity (Details) [Line Items]
Share price | $ / shares		$ 90						$ 0.0001
Authorized share capital (in Dollars) | $									$ 15,000		[1]
Ordinary shares outstanding	[2]								1,301,629	570,217		1,044,009						568,572
Ordinary per share (in Dollars per share) | $ / shares									$ 0.06
Minimum [Member]
Equity (Details) [Line Items]
Divided share capital			16,666,667
Price per share | $ / shares																					1
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.003
Share Capital (in Dollars) | $			$ 50,000
Maximum [Member]
Equity (Details) [Line Items]
Divided share capital			500,000,000
Price per share | $ / shares																					$ 2.5
Ordinary share par value (in Dollars per share) | $ / shares			$ 0.003
Share Capital (in Dollars) | $			$ 1,500,000
Warrant [Member]
Equity (Details) [Line Items]
Ordinary shares issued																					40,000,000
Price per share | $ / shares																					$ 1
Ordinary share par value (in Dollars per share) | $ / shares																					$ 0.0001
Warrant description									the Company offered 22,500,000 ordinary shares, par value US$0.0001 per share at a purchase price of US$0.30 per share. The Company also offered 177,500,000 pre-funded warrants to purchase 177,500,000 ordinary shares, exercisable at an exercise price of $0.0001 per share (the “Pre-funded Warrants”, each a “Pre-funded Warrant”), to those purchasers whose purchase of ordinary shares in the offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of the Company’s outstanding ordinary shares immediately following the consummation of the offering. The purchase price of each Pre-funded Warrant is $0.2999, which equals the price per ordinary share being sold to the public in that offering, minus $0.0001. The Pre-funded Warrants became immediately exercisable upon issuance and may be exercised at any time until all of the Pre-funded Warrants are exercised in full
Business Combination [Member]
Equity (Details) [Line Items]
Investor failed (in Dollars) | $						$ 6,000
Meten International [Member]
Equity (Details) [Line Items]
Share price | $ / shares							$ 0.01
Divided share capital							47,035
Merger agreement [Member]
Equity (Details) [Line Items]
Ordinary shares issued						318,601,222
EdtechX [Member]
Equity (Details) [Line Items]
Ordinary shares issued						1,971,505
Investment cost (in Dollars) | $									$ 20,000
Share purchase									2,000,000

[1]	Less than $1,000
[2]	Retrospectively restated due to twenty for one reverse stock split, see Note 21